Financing Activities (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Feb. 22, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Shares of Company
Beginning Balance, Shares			512,210,644	512,048,520	511,389,173		509,739,159
Issued				162,124	659,347		1,650,014
Ending Balance, Shares				512,210,644	512,048,520		511,389,173
Treasury Stock, Shares, Beginning Balance			20,205,046	20,336,592	20,336,592		20,336,592
Partners' Capital Account, Units, Treasury Units Reissued	[1]			(131,546)
Treasury Stock, Shares, Ending Balance				20,205,046	20,336,592		20,336,592
Long-term Debt
Senior Unsecured Notes				$ 16,478.3
Pollution Control Bonds	[2]			1,621.7	$ 1,725.1
Notes Payable	[3]			260.8	326.9
Securitization Bonds				1,416.5	1,705.0
Spent Nuclear Fuel Obligation	[4]			268.6	266.3
Other Long-term Debt				1,127.4	1,606.9
Total Long-term Debt Outstanding				21,173.3	20,256.4
Outstanding Long-term Debt
Principal Amount, 2018				1,753.7
Principal Amount, 2019				2,307.9
Principal Amount, 2020				1,322.0
Principal Amount, 2021				1,352.9
Principal Amount, 2022				1,318.4
Principal Amount, After 2022				13,265.7
Principal Amount, Total				21,320.6
Unamortized Discount, Net and Debt Issuance Costs				(147.3)
Total Long-term Debt Outstanding				21,173.3	20,256.4
Short-term Debt
Securitized Debt for Receivables	[5]			718.0	673.0
Commercial Paper				898.6	1,040.0
Notes Payable				22.0	0.0
Total Short-term Debt				$ 1,638.6	$ 1,713.0
Securitized Debt for Receivables	[5],[6]			1.22%	0.70%
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable				1.22%	0.70%		0.30%
Net Uncollectible Accounts Receivable Written Off				$ 23.4	$ 23.7		$ 34.1
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts				925.5	945.0
Total Principal Outstanding				718.0	673.0
Delinquent Securitized Accounts Receivable				41.1	42.7
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable				28.7	27.7
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable				303.2	322.1
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				3,087.9	1,794.9		2,397.9
Proceeds from Issuance of Long-term Debt				3,854.1	2,594.9		3,436.6
Total Commitment From Bank Conduits To Finance Receivables				750.0
Reaquired Pollution Control Bonds Held by Trustees				$ 678.0
Maximum Percentage Debt to Capitalization				67.50%
Restricted Net Assets				$ 11,400.0
Retained Earnings Available to Pay Dividends				7,300.0
Dividend Restrictions	[7]			1,375.6
Dividends Paid on Common Stock				(1,191.9)	$ (1,121.0)		(1,059.0)
Credit Facilities, Total				3,000.0
Maximum Amount of Commercial Paper Outstanding				$ 1,600.0
Weighted Average Interest Rate of Commercial Paper Outstanding During Year				1.25%
Commercial Paper [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[6]			1.85%	1.02%
Loans Payable [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[6]			2.92%	0.00%
AEP Texas Inc. [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,932.2	$ 1,241.3
Pollution Control Bonds	[2]			490.5	530.3
Securitization Bonds				1,026.1	1,245.8
Other Long-term Debt				200.5	200.3
Total Long-term Debt Outstanding				3,649.3	3,217.7
Outstanding Long-term Debt
Principal Amount, 2018				266.1
Principal Amount, 2019				501.1
Principal Amount, 2020				377.7
Principal Amount, 2021				66.2
Principal Amount, 2022				493.1
Principal Amount, After 2022				1,970.5
Principal Amount, Total				3,674.7
Unamortized Discount, Net and Debt Issuance Costs				(25.4)
Total Long-term Debt Outstanding				3,649.3	3,217.7
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				323.1	428.7		273.7
Proceeds from Issuance of Long-term Debt				$ 749.6	199.2		370.1
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 219.6
Dividends Paid on Common Stock				0.0	(34.0)		$ (29.0)
AEP Texas Inc. [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				296.0	176.9
Maximum Loans to Money Pool				451.7	138.9
Average Borrowings from Money Pool				194.8	87.5
Average Loans to Money Pool				264.6	79.8
Net Loans (Borrowings) to/from Money Pool				103.5	(174.5)
Authorized Short Term Borrowing Limit				$ 400.0	$ 400.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.29%	0.88%		0.46%
Average Interest Rate For Funds Loaned				1.26%	0.72%		0.52%
AEP Texas Inc. [Member] | Nonutility [Member]
Maximum Interest Rate for Funds Borrowed				0.00%	1.11%		1.14%
Minimum Interest Rate For Funds Borrowed				0.00%	0.97%		0.64%
Maximum Interest Rate For Funds Loaned				1.85%	1.02%		0.00%
Minimum Interest Rate for Funds Loaned				0.00%	0.75%		0.00%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				$ 0.0	$ 12.5	[8]
Maximum Loans to Money Pool				8.6	27.0	[8]
Average Borrowings from Money Pool				0.0	12.0	[8]
Average Loans to Money Pool				8.3	12.3	[8]
Net Loans (Borrowings) to/from Money Pool				$ 8.4	$ 8.6	[8]
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	1.00%		0.76%
Average Interest Rate For Funds Loaned				1.32%	0.86%		0.00%
AEP Texas Inc. [Member] | Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed				0.00%	0.98%		0.87%
Minimum Interest Rate For Funds Borrowed				0.00%	0.69%		0.37%
Maximum Interest Rate For Funds Loaned				0.00%	1.02%		0.00%
Minimum Interest Rate for Funds Loaned				0.00%	0.99%		0.00%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				$ 0.0	$ 55.0	[9]
Maximum Loans to Money Pool				0.0	5.0	[9]
Average Borrowings from Money Pool				0.0	42.5	[9]
Average Loans to Money Pool				0.0	5.0	[9]
Borrowings from Parent				0.0	0.0	[9]
Loans to Parent				0.0	5.0	[9]
Authorized Short Term Borrowing Limit				$ 0.0	$ 0.0	[9]
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	0.83%		0.48%
Average Interest Rate For Funds Loaned				0.00%	1.00%		0.00%
AEP Transmission Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,550.4	$ 1,932.0
Total Long-term Debt Outstanding				2,550.4	1,932.0
Outstanding Long-term Debt
Principal Amount, 2018				50.0
Principal Amount, 2019				85.0
Principal Amount, 2020				0.0
Principal Amount, 2021				50.0
Principal Amount, 2022				104.0
Principal Amount, After 2022				2,286.0
Principal Amount, Total				2,575.0
Unamortized Discount, Net and Debt Issuance Costs				(24.6)
Total Long-term Debt Outstanding				2,550.4	1,932.0
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				0.0	300.0		$ 0.0
Proceeds from Issuance of Long-term Debt				617.6	686.9		$ 449.0
Sub-Limit of Secured Debt				$ 50.0
Maximum Percentage of Consolidated Tangible Net Assets				10.00%
Tangible Capital to Tangible Assets				0.60%
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 0.0
AEP Transmission Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				467.2	363.4
Maximum Loans to Money Pool				268.0	82.0
Average Borrowings from Money Pool				180.5	153.7
Average Loans to Money Pool				119.8	14.6
Net Loans (Borrowings) to/from Money Pool				109.2	49.8
Authorized Short Term Borrowing Limit	[10]			$ 795.0	$ 795.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.36%	0.85%		0.46%
Average Interest Rate For Funds Loaned				1.27%	0.83%		0.49%
AEP Transmission Co [Member] | Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed				1.85%	1.02%		0.87%
Minimum Interest Rate For Funds Borrowed				0.92%	0.69%		0.37%
Maximum Interest Rate For Funds Loaned				1.85%	1.02%		0.87%
Minimum Interest Rate for Funds Loaned				0.92%	0.69%		0.37%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				$ 4.1	$ 5.6
Maximum Loans to Money Pool				151.9	170.4
Average Borrowings from Money Pool				1.1	1.0
Average Loans to Money Pool				39.3	35.7
Borrowings from Parent				1.1	1.0
Loans to Parent				22.5	14.2
Authorized Short Term Borrowing Limit	[11]			$ 75.0	$ 75.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.33%	0.83%		0.48%
Average Interest Rate For Funds Loaned				1.36%	0.87%		0.47%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 3,045.1	$ 2,972.4
Pollution Control Bonds	[2]			512.2	615.8
Securitization Bonds				295.9	318.9
Other Long-term Debt				126.9	126.8
Total Long-term Debt Outstanding				3,980.1	4,033.9
Outstanding Long-term Debt
Principal Amount, 2018				249.2
Principal Amount, 2019				305.4
Principal Amount, 2020				90.3
Principal Amount, 2021				393.0
Principal Amount, 2022				26.0
Principal Amount, After 2022				2,951.0
Principal Amount, Total				4,014.9
Unamortized Discount, Net and Debt Issuance Costs				(34.8)
Total Long-term Debt Outstanding				3,980.1	4,033.9
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				136.2	142.0
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				5.6	6.7		$ 7.6
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,372.8	1,412.5		1,453.8
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				377.9	213.6		672.6
Proceeds from Issuance of Long-term Debt				320.9	314.0		$ 726.3
Reaquired Pollution Control Bonds Held by Trustees				$ 104.0
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 0.0
Appalachian Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				231.5	286.9
Maximum Loans to Money Pool				160.7	25.7
Average Borrowings from Money Pool				144.3	148.0
Average Loans to Money Pool				30.0	24.8
Net Loans (Borrowings) to/from Money Pool				(162.5)	(55.5)
Authorized Short Term Borrowing Limit				$ 600.0	$ 600.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.28%	0.80%		0.53%
Average Interest Rate For Funds Loaned				1.29%	0.82%		0.47%
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,809.0	$ 1,512.8
Pollution Control Bonds	[2]			264.6	225.4
Notes Payable	[3]			188.6	251.4
Spent Nuclear Fuel Obligation	[4]			268.6	266.3
Other Long-term Debt				214.3	215.5
Total Long-term Debt Outstanding				2,745.1	2,471.4
Outstanding Long-term Debt
Principal Amount, 2018				474.7
Principal Amount, 2019				535.2
Principal Amount, 2020				26.4
Principal Amount, 2021				49.9
Principal Amount, 2022				3.5
Principal Amount, After 2022				1,673.9
Principal Amount, Total				2,763.6
Unamortized Discount, Net and Debt Issuance Costs				(18.5)
Total Long-term Debt Outstanding				2,745.1	2,471.4
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				136.5	136.7
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				6.7	7.1		$ 8.4
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,612.9	1,596.2		1,553.0
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				260.7	100.2		332.1
Proceeds from Issuance of Long-term Debt				$ 530.1	569.4		$ 310.7
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 416.2
Indiana Michigan Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				367.4	369.1
Maximum Loans to Money Pool				12.6	97.6
Average Borrowings from Money Pool				204.9	129.9
Average Loans to Money Pool				12.6	19.5
Net Loans (Borrowings) to/from Money Pool				(199.2)	(202.7)
Authorized Short Term Borrowing Limit				$ 500.0	$ 500.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.27%	0.80%		0.49%
Average Interest Rate For Funds Loaned				1.29%	0.80%		0.48%
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,591.4	$ 1,590.2
Pollution Control Bonds	[2]			32.3	32.3
Securitization Bonds				94.5	140.2
Other Long-term Debt				1.1	1.2
Total Long-term Debt Outstanding				1,719.3	1,763.9
Outstanding Long-term Debt
Principal Amount, 2018				397.0
Principal Amount, 2019				48.0
Principal Amount, 2020				0.1
Principal Amount, 2021				500.1
Principal Amount, 2022				0.1
Principal Amount, After 2022				782.9
Principal Amount, Total				1,728.2
Unamortized Discount, Net and Debt Issuance Costs				(8.9)
Total Long-term Debt Outstanding				1,719.3	1,763.9
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				367.4	388.3
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				21.7	28.9		$ 30.7
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				2,339.0	2,633.0		2,569.4
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				46.4	395.9		$ 131.5
Reaquired Pollution Control Bonds Held by Trustees				345.0
Dividend Restrictions				0.0
Ohio Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				280.6	227.9
Maximum Loans to Money Pool				56.2	379.2
Average Borrowings from Money Pool				137.0	116.6
Average Loans to Money Pool				27.9	182.4
Net Loans (Borrowings) to/from Money Pool				(87.8)	24.2
Authorized Short Term Borrowing Limit				$ 400.0	$ 400.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.37%	0.85%		0.00%
Average Interest Rate For Funds Loaned				0.98%	0.74%		0.48%
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares			10,482,000	10,482,000
Ending Balance, Shares				10,482,000	10,482,000
Long-term Debt
Senior Unsecured Notes				$ 1,144.1	$ 1,143.2
Pollution Control Bonds	[2]			12.6	12.6
Other Long-term Debt				129.8	130.2
Total Long-term Debt Outstanding				1,286.5	1,286.0
Outstanding Long-term Debt
Principal Amount, 2018				0.5
Principal Amount, 2019				375.5
Principal Amount, 2020				13.2
Principal Amount, 2021				250.5
Principal Amount, 2022				0.5
Principal Amount, After 2022				652.5
Principal Amount, Total				1,292.7
Unamortized Discount, Net and Debt Issuance Costs				(6.2)
Total Long-term Debt Outstanding				1,286.5	1,286.0
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				115.1	110.4
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				7.0	6.2		$ 5.8
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,337.0	1,269.3		1,326.1
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				0.5	275.4		0.4
Proceeds from Issuance of Long-term Debt				$ 0.0	274.2		$ 248.8
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 173.5
Public Service Co Of Oklahoma [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				185.2	52.0
Maximum Loans to Money Pool				0.0	205.4
Average Borrowings from Money Pool				119.3	12.9
Average Loans to Money Pool				0.0	48.1
Net Loans (Borrowings) to/from Money Pool				(149.6)	(52.0)
Authorized Short Term Borrowing Limit				$ 300.0	$ 300.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.32%	0.96%		0.49%
Average Interest Rate For Funds Loaned				0.00%	0.83%		0.48%
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,110.7	$ 2,359.2
Pollution Control Bonds	[2]			135.1	134.9
Notes Payable	[3]			72.1	75.3
Other Long-term Debt				124.0	109.7
Total Long-term Debt Outstanding				2,441.9	2,679.1
Outstanding Long-term Debt
Principal Amount, 2018				3.7
Principal Amount, 2019				457.2
Principal Amount, 2020				118.7
Principal Amount, 2021				3.7
Principal Amount, 2022				278.7
Principal Amount, After 2022				1,594.9
Principal Amount, Total				2,456.9
Unamortized Discount, Net and Debt Issuance Costs				(15.0)
Total Long-term Debt Outstanding				2,441.9	2,679.1
Short-term Debt
Notes Payable				22.0	0.0
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				138.2	130.9
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				7.2	6.9		$ 7.0
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,563.4	1,531.7		1,597.8
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				353.7	3.3		306.8
Proceeds from Issuance of Long-term Debt				$ 114.6	406.7		445.9
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 470.6
Dividends Paid on Common Stock				(13.6)	(4.2)		$ (3.6)
Southwestern Electric Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				187.5	249.4
Maximum Loans to Money Pool				178.6	313.3
Average Borrowings from Money Pool				95.5	171.8
Average Loans to Money Pool				169.5	267.7
Net Loans (Borrowings) to/from Money Pool				(118.7)	167.8
Authorized Short Term Borrowing Limit				$ 350.0	$ 350.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.85%	1.02%		0.87%
Minimum Interest Rate				0.92%	0.69%		0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				1.28%	0.79%		0.53%
Average Interest Rate For Funds Loaned				0.98%	0.90%		0.48%
Southwestern Electric Power Co [Member] | Nonutility [Member]
Maximum Interest Rate for Funds Borrowed				0.00%	0.00%		0.00%
Minimum Interest Rate For Funds Borrowed				0.00%	0.00%		0.00%
Maximum Interest Rate For Funds Loaned				1.85%	1.02%		0.87%
Minimum Interest Rate for Funds Loaned				0.00%	0.69%		0.37%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				$ 0.0	$ 0.0
Maximum Loans to Money Pool				2.0	2.0
Average Borrowings from Money Pool				0.0	0.0
Average Loans to Money Pool				2.0	2.0
Net Loans (Borrowings) to/from Money Pool				$ 2.0	$ 2.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	0.00%		0.00%
Average Interest Rate For Funds Loaned				1.32%	0.82%		0.48%
Southwestern Electric Power Co [Member] | Loans Payable [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[6]			2.92%	0.00%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2047
Weighted Average Interest Rate				4.62%
Senior Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.15%	1.65%
Senior Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				8.13%	8.13%
Senior Notes [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2047
Weighted Average Interest Rate				4.12%
Senior Notes [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.40%	2.61%
Senior Notes [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.76%	6.76%
Senior Notes [Member] | AEP Transmission Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2047
Weighted Average Interest Rate				3.85%
Senior Notes [Member] | AEP Transmission Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.68%	2.68%
Senior Notes [Member] | AEP Transmission Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.52%	5.52%
Senior Notes [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2045
Weighted Average Interest Rate				5.20%
Senior Notes [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.30%	3.40%
Senior Notes [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				7.00%	7.00%
Senior Notes [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2047
Weighted Average Interest Rate				5.20%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	3.20%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				7.00%	7.00%
Senior Notes [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2035
Weighted Average Interest Rate				5.98%
Senior Notes [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.375%	5.375%
Senior Notes [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.60%	6.60%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2046
Weighted Average Interest Rate				4.80%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	3.05%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.625%	6.625%
Senior Notes [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2045
Weighted Average Interest Rate				4.78%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.75%	2.75%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.45%	6.45%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2017
Maturity Date High	[12]			2042
Weighted Average Interest Rate				3.06%
Pollution Control Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.54%	0.69%
Pollution Control Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.30%	6.30%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2030
Weighted Average Interest Rate				4.39%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.75%	4.00%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.30%	6.30%
Pollution Control Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2018
Maturity Date High	[12]			2042
Weighted Average Interest Rate				2.44%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.625%	0.69%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.38%	5.38%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2018
Maturity Date High	[12]			2025
Weighted Average Interest Rate				2.02%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.75%	0.74%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.75%	4.625%
Pollution Control Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2038
Maturity Date High				2038
Weighted Average Interest Rate				5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.80%	5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.80%	5.80%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2020
Weighted Average Interest Rate				4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2019
Weighted Average Interest Rate				3.62%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.60%	1.60%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.95%	4.95%
Notes Payable, Other Payables [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2032
Weighted Average Interest Rate				3.00%
Notes Payable, Other Payables [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.03%	1.456%
Notes Payable, Other Payables [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2022
Weighted Average Interest Rate				2.15%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.03%	1.456%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.19%	1.81%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		$ 2.0	$ 14.0
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2032
Weighted Average Interest Rate				5.20%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.58%	4.58%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]			2017
Maturity Date High	[13]			2028
Weighted Average Interest Rate				3.70%
Securitization Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.98%	0.88%
Securitization Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	5.31%
Securitization Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]			2017
Maturity Date High	[13]			2024
Weighted Average Interest Rate				4.05%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.98%	0.88%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	5.31%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			96.0
Securitization Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]			2023
Maturity Date High	[13]			2028
Weighted Average Interest Rate				2.98%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.008%	2.008%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.772%	3.772%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		12.0
Securitization Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]			2018
Maturity Date High	[13]			2019
Weighted Average Interest Rate				2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.049%	0.958%
Securitization Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.049%	2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			23.0
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2059
Weighted Average Interest Rate				2.75%
Other Long Term Debt [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2059
Weighted Average Interest Rate				2.76%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.75%	2.438%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.50%	4.50%
Other Long Term Debt [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2026
Weighted Average Interest Rate				2.92%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.73%	2.06%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2025
Weighted Average Interest Rate				3.03%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.82%	2.15%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.00%	6.00%
Other Long Term Debt [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2028
Maturity Date High				2028
Weighted Average Interest Rate				1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2027
Weighted Average Interest Rate				2.60%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.584%	1.92%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.00%	3.00%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2023
Weighted Average Interest Rate				3.00%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.925%	2.346%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.28%	4.28%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		$ 2.0
Other Long Term Debt [Member] | Transource Energy [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Proceeds from Issuance of Long-term Debt			$ 2.0
Due Date			2020
Senior Unsecured Notes Two [Member] | Southwestern Electric Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Proceeds from Issuance of Long-term Debt			$ 450.0
Debt Instrument, Interest Rate, Stated Percentage			3.85%
Due Date			2048
Includes Debt Included In Liabilities Held For Sale [Member]
Long-term Debt
Senior Unsecured Notes	[14]				$ 14,761.0
Total Long-term Debt Outstanding				$ 21,173.3	20,391.2	[14],[15]
Outstanding Long-term Debt
Total Long-term Debt Outstanding				$ 21,173.3	$ 20,391.2	[14],[15]

[1]	Reissued Treasury Stock used to fulfill share commitments related to AEP’s Share-based Compensation. See “Shared-based Compensation Plans” section of Note 15 for additional information.
[2]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.
[3]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[4]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).
[5]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
[6]	Weighted average rate.
[7]	(a)Includes the restrictions of consolidated and unconsolidated subsidiaries.
[8]	(a)Amounts include short-term loans and (borrowings) related to Wind Farms that have been classified as Assets and Liabilities From Discontinued Operations, which were transferred to a competitive AEP Affiliate in December 2016. See Note 7 for additional information.
[9]	(a)Amounts include short-term loans and (borrowings) related to Wind Farms that have been classified as Assets and Liabilities From Discontinued Operations, which were transferred to a competitive AEP Affiliate in December 2016. See Note 7 for additional information.
[10]	(a)Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[11]	(b)Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[12]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
[13]	Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.
[14]	Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[15]	Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet and has a fair value of $172 million. See the Assets and Liabilities Held for Sale section of Note 7 for additional information.